OM Financial Life Insurance Company

Old Mutual Financial Network Separate Account VA

1001 Fleet Street – 6th Floor, Law

Baltimore, Maryland 21202

May 1, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Mutual Financial Network Separate Account VA ("Registrant")
File Nos. 333-142420 and 811-21952
497(j) CERTIFICATION
-	Beacon Advisor Variable Annuity

Dear Commissioners:

Pursuant to Rule 497(j), the above referenced Registrant certifies that:

(1) The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment; and

(2) The text of the most recent amendment has been filed electronically.

If you have any question concerning this filing, please contact Eric Marhoun by telephone at (410) 895- 0082 or by e-mail at Eric.Marhoun@omfn.com. .

Respectfully Submitted,

/s/ Elisabeth Dahl

Elisabeth A. Dahl

AVP & Senior Legal Counsel